Forward Share Purchase Liability	12 Months Ended
Dec. 31, 2022
Forward Share Purchase Liability [Abstract]
FORWARD SHARE PURCHASE LIABILITY

NOTE 12 — FORWARD SHARE PURCHASE LIABILITY

The forward share purchase liability (“FSP liability”) under the Meteora Backstop Agreement is valued by an independent valuer using a Black-Scholes model, which is considered to be Level 3 fair value measurement. The following table presents a summary of the changes in fair value of the FSP liability, a Level 3 liability, measured on a recurring basis.

Fair value of FSP liability as of November 14, 2022	8,099,313
Change in fair value	5,392,293
Fair value of FSP liability as of December 31, 2022	$13,491,606

For the year ended December 31, 2022, the change in fair value of FSP liability was $5,392,293, recognized in the consolidated statements of operations.

The following table presents the quantitative information regarding Level 3 fair value measurements of the FSP liability.

	December 31, 2022	November 14, 2022
Input
Share price	$1.54	$5.71
Risk-free interest rate	4.16%	4.16%
Volatility	52.19%	52.19%
Exercise price	$12.34	$12.25
Term	0.61 year	0.75 year